Segment Reporting - Additional Information (Detail)	3 Months Ended		12 Months Ended
	May 04, 2013 Customer Segment	Apr. 28, 2012 Segment Customer	Feb. 02, 2013 Customer	Jan. 28, 2012 Customer	Jan. 29, 2011 Customer
Segment Reporting Information [Line Items]
Number of customers accounted for more than 10% of Company's revenues	0	0	0	0	0
Portion of specified customers portion in total revenues	10.00%	10.00%	10.00%	10.00%	10.00%
Number of operating segment	1	1